Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Business combination
Schedule of allocation of the purchase price as of the date of acquisition

Amount
RMB
Net assets acquired (i)	16,408
Identifiable and amortizable intangible assets (note 8)
-Non-compete agreement	6,740
-Trademarks	1,070
Goodwill	31,188
Deferred tax liabilities	(1,953)
Noncontrolling interests (ii)	(23,453)

Total	30,000

i.Net assets acquired primarily included cash consideration from RMB20,000 from subscription of new shares.

ii.	Fair value of the noncontrolling interests was estimated based on the equity value of Yuancui derived by the purchase consideration, adjusted for a discount for control premium.